SUBSEQUENT EVENTS (Details Narrative) - EasyDNA [Member]	Jul. 14, 2022 GBP (£)	Aug. 13, 2021 AUD ($)	Jul. 19, 2021
IfrsStatementLineItems [Line Items]
Percentage of ownership interests acquired			100.00%
Purchase price, total consideration | $		$ 4,974,761
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interests acquired	100.00%
Purchase price, total consideration | £	£ 555,000